Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 978,033	¥ 887,764
Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 22	¥ 22
Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	70.00%	70.00%
Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds		10.00%
Japanese Corporate Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	30.00%	20.00%
Fair value of pension plan assets	¥ 37	¥ 51
Foreign Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	90.00%	90.00%
Foreign Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	10.00%	10.00%